Summary of Significant Accounting Policies (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 TWD ($)
Organization [Abstract]
Foreign currency translation				$ 1	¥ 1	$ 1
Residual value rate				5.00%	5.00%	5.00%
Fixed asset impairment		$ 1,177
Research and development costs	$ 0	$ 118,444	$ 25,052
Related party generally percentage		10.00%